General (Details) - USD ($) $ in Thousands		1 Months Ended
	Nov. 25, 2018	Dec. 31, 2019	Sep. 30, 2019	Apr. 30, 2018	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill		$ 1,340,617			$ 1,022,624
Night Vision Business
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current)			$ 29,287
Goodwill			211,727
Consideration Transferred			351,514
Universal
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current)				$ 52,509
Goodwill				31,060
Consideration Transferred				123,581
IMI Systems Ltd.
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current)	$ 39,405	26,559
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Net Tangible Assets And Liabilities Assumed Net Of Intangibles		(12,846)
Business Combinations, Recognized Idenfiable Assets Acquired And Liabilities Assumed, Employee Benefit Liabilities, Net	(386,101)	(391,244)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Employee Benefit Plans Liabilities, Net		(5,143)
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Premises Evacuation Receivable	370,089	355,162
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Premises Evacuation Receivable		(14,927)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles		67,030
Goodwill	351,426	418,456
Consideration Transferred	498,455	498,455
Technology | Night Vision Business
Business Acquisition [Line Items]
Technology			$ 37,000
Expected useful lives			8 years
Technology | Universal
Business Acquisition [Line Items]
Technology				$ 21,128
Expected useful lives				15 years
Technology | IMI Systems Ltd.
Business Acquisition [Line Items]
Technology	$ 52,905	18,791
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles		(34,114)
Expected useful lives	8 years
Customer relationships | Night Vision Business
Business Acquisition [Line Items]
Technology			$ 67,000
Expected useful lives			20 years
Customer relationships | Universal
Business Acquisition [Line Items]
Technology				$ 13,924
Expected useful lives				15 years
Customer relationships | IMI Systems Ltd.
Business Acquisition [Line Items]
Technology	$ 52,131	52,131
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles		0
Expected useful lives	10 years
Customer Backlog [Member] | Night Vision Business
Business Acquisition [Line Items]
Technology			$ 6,500
Expected useful lives			3 years
Backlog | IMI Systems Ltd.
Business Acquisition [Line Items]
Technology	$ 18,600	18,600
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles		$ 0
Expected useful lives	10 years
Trademark | Universal
Business Acquisition [Line Items]
Technology				$ 4,960
Expected useful lives				20 years